Stockholders' equity (Details) (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity [Abstract]
Authorized preferred stock (in shares)	10,000,000	10,000,000
Treasury shares acquired in connection with the board-authorized stock repurchase program (in shares)	59,757,780	59,466,168	93,522,896
Stock repurchase authorizations remaining, no expiration date specified	$ 3.9